Basis of Preparation	9 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Basis of Preparation
(2) Basis of Preparation

   (a) Compliance with Interim Financial Reporting Standards

The condensed consolidated interim financial statements of the Company have been prepared in accordance with IAS 34 “Interim Financial Reporting”. The condensed consolidated interim financial statements should be read in conjunction with the Company’s consolidated financial statements for the fiscal year ended March 31, 2021, since the condensed consolidated interim financial statements do not include all the information required in the annual consolidated financial statements, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

   (b) Functional Currency and Presentation Currency

The condensed consolidated interim financial statements are presented in Japanese yen, which is the functional currency of the Company. All financial information presented in Japanese yen has been rounded to the nearest million Japanese yen, except when otherwise indicated.

   (c) Use of Estimates and Judgments

The preparation of condensed consolidated interim financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies, the reported amount of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from these estimates. These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

The condensed consolidated interim financial statements are prepared based on the same judgments and estimations as those applied and described in the Company’s consolidated financial statements for the fiscal year ended March 31, 2021.